Columbia Management Group
Mail Stop MA DE 11511E
One Financial Center
Boston AM02111-2621
617-345-0919 fax



October 4, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Columbia Funds Trust I (Trust)
         Columbia Strategic Income Fund
         Columbia High Yield Opportunity Fund (Funds)
         Registration Nos. 811-2214 & 2-41251

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated October 1, 2004 for the Funds do not differ from those contained in Post-Effective Amendment No. 75 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 28, 2004 (Accession Number: 0000021847-04-000227).

     Please direct any questions/comments relating to this filing to the undersigned at (617) 772-3698.

Very truly yours,

COLUMBIA FUNDS TRUST I


By:/s/Vincent Pietropaolo

     Vincent Pietropaolo
     Assistant Secretary

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